Contingent Liabilities and Financial Commitments - Other contingencies - Additional Information (Details) € in Millions, £ in Millions		12 Months Ended
	Jun. 12, 2015 Cigarette	Dec. 31, 2019 GBP (£) ClassAction	Dec. 31, 2019 EUR (€)
Disclosure Of Commitments And Contingencies [Line Items]
Purchase agreement Date		Mar. 09, 1999
Purchase agreement Amendment Date		May 11, 1999
Loews
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants | ClassAction		3
SFRTI Indemnity
Disclosure Of Commitments And Contingencies [Line Items]
Provision for expected liability		£ 18	€ 21
Winston Kool Salem Or Maverick
Disclosure Of Commitments And Contingencies [Line Items]
Purchase agreement Amendment Date		Jun. 12, 2015
Cigarette brand subjected to indemnity | Cigarette	1